JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement Blend Income Fund

JPMorgan SmartRetirement Blend 2015 Fund

JPMorgan SmartRetirement Blend 2020 Fund

JPMorgan SmartRetirement Blend 2025 Fund

JPMorgan SmartRetirement Blend 2030 Fund

JPMorgan SmartRetirement Blend 2035 Fund

JPMorgan SmartRetirement Blend 2040 Fund

JPMorgan SmartRetirement Blend 2045 Fund

JPMorgan SmartRetirement Blend 2050 Fund

JPMorgan SmartRetirement Blend 2055 Fund

JPMorgan SmartRetirement Blend 2060 Fund

(Class A and Class C Shares)

(each, a series of JPMorgan Trust I)

Supplement dated February 16, 2017 to the

Prospectuses dated November 1, 2016, as supplemented

Effective immediately, footnote #3 on page 99 of the Class A and Class C Shares Prospectus is hereby deleted in its entirety and replaced with the following:

3	Effective April 3, 2017, new Group Retirement Plans will not be eligible to purchase Class A and Class C Shares. Group Retirement Plans (and their successor, related and affiliated plans) which have these share classes of any of the SmartRetirement Blend Income Fund through the SmartRetirement Blend 2060 Fund available to participants on or before April 3, 2017, may continue to open accounts for new participants in such share classes of the SmartRetirement Blend Income Fund through the SmartRetirement Blend 2060 Fund and purchase additional shares in existing participant accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-SRBAC-217

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement Blend Income Fund

JPMorgan SmartRetirement Blend 2015 Fund

JPMorgan SmartRetirement Blend 2020 Fund

JPMorgan SmartRetirement Blend 2025 Fund

JPMorgan SmartRetirement Blend 2030 Fund

JPMorgan SmartRetirement Blend 2035 Fund

JPMorgan SmartRetirement Blend 2040 Fund

JPMorgan SmartRetirement Blend 2045 Fund

JPMorgan SmartRetirement Blend 2050 Fund

JPMorgan SmartRetirement Blend 2055 Fund

JPMorgan SmartRetirement Blend 2060 Fund

(Select Class Shares)

(each, a series of JPMorgan Trust I)

Supplement dated February 16, 2017 to the

Prospectuses dated November 1, 2016, as supplemented

Effective immediately, footnote #3 on page 92 of the Select Class Shares Prospectus is hereby deleted in its entirety and replaced with the following:

3	Effective April 3, 2017, new Group Retirement Plans will not be eligible to purchase Select Class Shares. Group Retirement Plans (and their successor, related and affiliated plans) which have this share class of any of the SmartRetirement Blend Income Fund through the SmartRetirement Blend 2060 Fund available to participants on or before April 3, 2017, may continue to open accounts for new participants in such share class of the SmartRetirement Blend Income Fund through the SmartRetirement Blend 2060 Fund and purchase additional shares in existing participant accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-SRBS-217